SCHEDULE II-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash	$ 44,314	$ 81,184
Short-term investments, at cost which approximates fair value	30,462	23,865
Investments in unconsolidated investee, at equity value	52,128	49,968
Fixed income:
Available-for-sale, at fair value (amortized cost - $19,967 in 2012 and $28,048 in 2011)	1,378,582	1,146,317
Property and equipment, at cost, net of accumulated depreciation of $240 in 2012 and $2,616 in 2011	27,987	20,104
Total assets	2,644,632	2,654,834
Liabilities:
Bonds payable, long-term debt	100,000	100,000
Total liabilities	1,848,269	1,862,200
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,727,731 shares in 2012 and 32,627,244 shares in 2011, and outstanding 21,262,624 shares in 2012 and 21,162,137 shares in 2011)	32,728	32,627
Paid in capital	235,262	227,788
Accumulated other comprehensive earnings, net of tax	143,170	117,325
Retained earnings	778,202	807,893
Deferred compensation	11,106	10,445
Treasury shares at cost (11,465,107 shares in 2012 and 2011)	(404,105)	(403,444)
Total shareholders' equity	796,363	792,634	769,151	809,260
Total liabilities and shareholders' equity	2,644,632	2,654,834
PARENT COMPANY
ASSETS
Cash	14,023	346	26	109
Short-term investments, at cost which approximates fair value	431	11,217
Accounts receivable, affiliates	3,699
Investments in subsidiaries, at equity value	822,856	820,633
Investments in unconsolidated investee, at equity value	52,128	49,968
Fixed income:
Available-for-sale, at fair value (amortized cost - $19,967 in 2012 and $28,048 in 2011)	20,599	27,547
Property and equipment, at cost, net of accumulated depreciation of $240 in 2012 and $2,616 in 2011	709	4,771
Income taxes receivable - current		2,968
Deferred debt costs	112	219
Other assets	397	482
Total assets	914,954	918,151
Liabilities:
Accounts payable, affiliates		6,684
Income taxes payable--current	207
Income taxes payable--deferred	15,183	15,535
Bonds payable, long-term debt	100,000	100,000
Interest payable, long-term debt	2,727	2,727
Other liabilities	474	571
Total liabilities	118,591	125,517
Shareholders' equity:
Common stock ($1 par value, authorized 100,000,000 shares, issued 32,727,731 shares in 2012 and 32,627,244 shares in 2011, and outstanding 21,262,624 shares in 2012 and 21,162,137 shares in 2011)	32,728	32,627
Paid in capital	235,262	227,788
Accumulated other comprehensive earnings, net of tax	143,170	117,325
Retained earnings	778,202	807,893
Deferred compensation	11,106	10,445
Treasury shares at cost (11,465,107 shares in 2012 and 2011)	(404,105)	(403,444)
Total shareholders' equity	796,363	792,634
Total liabilities and shareholders' equity	$ 914,954	$ 918,151